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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21317
                                   ---------------------------------------------

                            Stadion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 1061 Cliff Dawson Road           Watkinsville, Georgia              30677
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                    ----------------------------

Date of fiscal year end:         May 31, 2010
                            -------------------------

Date of reporting period:       August 31, 2009
                            -------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 96.7%                            VALUE
--------------------------------------------------------------------------------

   161,600   DIAMONDS Trust, Series 1                              $ 15,363,312
   656,580   Financial Select Sector SPDR Fund                        9,651,726
   378,940   Industrial Select Sector SPDR Fund                       9,481,079
   642,750   iShares Russell 1000 Growth Index Fund                  28,705,215
   332,050   iShares Russell 2000 Index Fund                         18,976,657
 1,190,200   PowerShares QQQ Index Tracking Trust                    47,608,000
   373,400   S&P 500 Depositary Receipts                             38,292,170
   949,580   Technology Select Sector SPDR Fund                      19,010,592
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $178,419,296)       $187,088,751
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 3.6%                                VALUE
--------------------------------------------------------------------------------

 6,976,690   Fidelity Institutional Money Market Government
                Portfolio - Class I, 0.19% (a) (Cost $6,976,690)   $  6,976,690
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 100.3%
                (Cost $185,395,986)                                $194,065,441

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)           (625,525)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $193,439,916
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to schedule of investments.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 97.7%                            VALUE
--------------------------------------------------------------------------------

   228,160   Financial Select Sector SPDR Fund                     $  3,353,952
   104,040   Industrial Select Sector SPDR Fund                       2,603,081
    50,288   iShares MSCI EAFE Index Fund                             2,649,172
    73,070   iShares Russell 1000 Growth Index Fund                   3,263,306
   101,390   iShares Russell 2000 Index Fund                          5,794,438
    81,390   PowerShares QQQ Index Tracking Trust                     3,255,600
    31,850   S&P 500 Depositary Receipts                              3,266,218
    38,341   S&P MidCap 400 Depositary Receipts                       4,558,361
   163,720   Technology Select Sector SPDR Fund                       3,277,674
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $30,442,854)        $ 32,021,802
                                                                   ------------

================================================================================
    SHARES   MONEY MARKET FUNDS -- 2.2%                                VALUE
--------------------------------------------------------------------------------

   717,029   Fidelity Institutional Money Market Government
                Portfolio - Class I, 0.19% (a) (Cost $717,029)     $    717,029
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
                (Cost $31,159,883)                                 $ 32,738,831

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%               27,556
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 32,766,387
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of August 31, 2009.

See accompanying notes to schedule of investments.

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of Stadion Managed Portfolio and Stadion Core Advantage Portfolio (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of August 31, 2009:

                                                       Stadion      Stadion Core
                                                       Managed       Advantage
Valuation Inputs                                      Portfolio      Portfolio
--------------------------------------------------   ------------   ------------

Level 1 - Quoted prices                              $194,065,441   $ 32,738,831
Level 2 - Other significant observable inputs                  --             --
Level 3 - Significant unobservable inputs                      --             --
                                                     ------------   ------------

Total                                                $194,065,441   $ 32,738,831
                                                     ============   ============

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

In  April  2009,  FASB  issued Staff Position No. 157-4, "Determining Fair Value
When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provide additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009.

As of August 31, 2009, all of the securities held by the Funds were valued using Level 1 inputs. See each Fund's Schedule of Investments for a listing of the securities valued using Level 1 inputs by security type as required by FSP 157-4.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2009:

                                                  Stadion         Stadion Core
                                                  Managed          Advantage
                                                 Portfolio         Portfolio
                                               --------------    --------------

Cost of portfolio investments                  $  185,804,321    $   32,605,195
                                               ==============    ==============

Gross unrealized appreciation                  $    8,410,183    $    1,779,499
Gross unrealized depreciation                        (149,063)       (1,645,863)
                                               --------------    --------------

Net unrealized appreciation                    $    8,261,120    $      133,636
                                               ==============    ==============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Stadion Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Judson P. Doherty
                              --------------------------------------------------
                                    Judson P. Doherty, President and Principal
                                    Executive Officer

Date          October 1, 2009
         ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Judson P. Doherty
                              --------------------------------------------------
                                    Judson P. Doherty, President and Principal
                                    Executive Officer

Date          October 1, 2009
         ----------------------------

By (Signature and Title)*           /s/ Timothy A. Chapman
                              --------------------------------------------------
                                    Timothy  A. Chapman, Treasurer and Principal
                                    Financial Officer

Date          October 1, 2009
         ----------------------------

* Print the name and title of each signing officer under his or her signature.